Other gains, net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Other Income And Expenses [Abstract]
Net exchange losses	$ (1,050)	$ (59)
Forfeiture of advances from customers (Note)	943	427
Government subsidy income	1,215	675
Others	280	169
Total	$ 1,388	$ 1,212